Cover	Sep. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 27, 2023
Entity File Number	000-26108
Entity Registrant Name	AMERICAN CANNABIS COMPANY, INC.
Entity Central Index Key	0000945617
Entity Tax Identification Number	90-1116625
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Union St.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Lakewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80228
City Area Code	303
Local Phone Number	974-4770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false